Hyperinflation	12 Months Ended
Dec. 31, 2018
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Hyperinflation

A.4. Hyperinflation

Under IAS 29, (Financial Reporting in Hyperinflationary Economies), non-monetary balance sheet items must be restated using a general price index; monetary items are not restated. Items in the income statement and the statement of comprehensive income must be restated by applying the change in the general price index from the dates when the income and expense items were initially recorded in the financial statements.

In 2018, Sanofi continued to account for subsidiaries based in Venezuela using the full consolidation method, on the basis that the criteria for control as specified in IFRS 10 (Consolidated Financial Statements) are still met.

In 2016, in light of changes to the foreign exchange system, economic and political developments and the scarcity of US dollar cash in Venezuela, Sanofi changed the exchange rate used to translate its Venezuelan operations and adopted the “DICOM” rate. This change led to the recognition of a foreign exchange loss of €102 million in 2016.

In 2018, the Venezuelan government made further changes to the foreign exchange system. At the end of August the “DICOM” rate, which had been the compulsory rate since the end of January 2018, was abolished and replaced by the “PETRO” rate with a floating US dollar/bolivar parity. At the same time, the strong bolivar (“VEF”) was also replaced by a new currency known as the sovereign bolivar (“VES”), reflecting a 1-for-100,000 devaluation. Consequently, the contribution of the Venezuelan subsidiaries to the consolidated financial statements is immaterial.

In Argentina, the cumulative rate of inflation over the last three years is in excess of 100%, based on a combination of indices used to measure inflation in that country. Consequently, Sanofi has treated Argentina as a hyperinflationary economy from July 1, 2018 onwards, and applies IAS 29.

Consequently, a monetary foreign exchange loss of €9 million was recognized in the Sanofi financial statements as of December 31, 2018 in respect of the impact of hyperinflation in Argentina.